CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (10,939)	$ (5,268)	$ (1,729)
Adjustments for:
Depreciation and amortization	1,818	1,446	481
Share-based payment	1,495	1,259	1,021
Change in provision for doubtful and bad debt	322	349	104
Net financial cost (income)	(145)	490	914
Gain from reevaluation of derivatives		(442)	(2,433)
Increase in trade receivables	(548)	(2,097)	(1,061)
Increase in other receivable	(845)	(410)	(330)
Increase in inventories	(4,548)	(1,579)	(340)
Increase in trade payables	2,148	537	237
Increase in other payables	2,267	1,650	61
Increase in provisions	48	58	32
Increase in employee benefits	32	137	14
Income tax expenses	127	37	124
Taxes paid during the year	(98)	(22)	(176)
Interest paid during the year	(450)	(519)	(802)
Interest received during the year	498	142
Net cash used in operating activities	(8,818)	(4,232)	(3,883)
Cash flows from investing activities:
Sale of marketable securities			3,109
Investment in short-term bank deposits	(30,000)
Purchase of property and equipment, intangible assets and capitalization of development expenditure	(2,230)	(547)	(310)
Investment in restricted long-term deposits	(50)	(68)
Net cash provided by (used in) investing activities	(32,280)	(615)	2,799
Cash flows from financing activities:
Proceeds from issuance of shares, net of issuance costs	35,906	13,966	5,209
Short-term bank loan			5,000
Long-term loan received	296
Repayment of principal of lease liabilities	(892)	(787)
Repayment of convertible notes			(9,939)
Repayment of shareholders' loans			(435)
Repayment of long-term loan	(21)
Issuance of shares due to the exercise of stock options	169	113	80
Net cash provided by (used in) financing activities	35,458	13,292	(85)
Increase (decrease) in cash and cash equivalents	(5,640)	8,445	(1,169)
Cash and cash equivalents at beginning of year	15,115	6,471	7,643
Effect of exchange rate fluctuations on balances of cash and cash equivalents	195	199	(3)
Cash and cash equivalents at end of year	$ 9,670	$ 15,115	6,471
Non-cash financing activity - conversion of notes to a loan from related parties and to shares			$ 1,076